UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-04760

DWS Advisor Funds

(Exact name of registrant as specified in charter)

345 Park Avenue

New York, NY 10154

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154-0004

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 10/31

Date of reporting period: 7/31/09

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio	as of July 31, 2009 (Unaudited)

DWS High Income Plus Fund

	Principal Amount ($) (a)	Value ($)

Corporate Bonds 89.8%
Consumer Discretionary 14.5%
AMC Entertainment, Inc.:
8.0%, 3/1/2014	938,000	865,305
144A, 8.75%, 6/1/2019	1,220,000	1,201,700
American Achievement Corp., 144A, 8.25%, 4/1/2012	350,000	343,000
American Achievement Group Holding Corp., 16.75%, 10/1/2012 (PIK)	699,026	279,610
Ameristar Casinos, Inc., 144A, 9.25%, 6/1/2014	395,000	406,850
Asbury Automotive Group, Inc.:
7.625%, 3/15/2017	830,000	647,400
8.0%, 3/15/2014	345,000	300,150
Ashtead Holdings PLC, 144A, 8.625%, 8/1/2015	790,000	679,400
CanWest MediaWorks LP, 144A, 9.25%, 8/1/2015 **	575,000	74,750

Carrols Corp., 9.0%, 1/15/2013		355,000	343,463
CSC Holdings, Inc.:
6.75%, 4/15/2012		240,000	238,800
144A, 8.5%, 4/15/2014 (b)		1,330,000	1,369,900
144A, 8.5%, 6/15/2015		1,665,000	1,714,950
DirecTV Holdings LLC, 7.625%, 5/15/2016		1,340,000	1,356,750
DISH DBS Corp.:
6.375%, 10/1/2011		2,210,000	2,193,425
6.625%, 10/1/2014		973,000	934,080
7.125%, 2/1/2016		785,000	761,450
Dollarama Group Holdings LP, 7.468% ***, 8/15/2012 (c)		532,000	476,140
Fontainebleau Las Vegas Holdings LLC, 144A, 11.0%, 6/15/2015 **		735,000	22,050
Ford Motor Co., 7.45%, 7/16/2031		505,000	378,750
Goodyear Tire & Rubber Co., 10.5%, 5/15/2016		370,000	396,825
Great Canadian Gaming Corp., 144A, 7.25%, 2/15/2015		690,000	634,800
Group 1 Automotive, Inc., 8.25%, 8/15/2013		345,000	310,500
Hertz Corp., 8.875%, 1/1/2014		2,160,000	2,079,000
Idearc, Inc., 8.0%, 11/15/2016 **		1,470,000	64,313
Indianapolis Downs LLC, 144A, 11.0%, 11/1/2012		450,000	337,500
Isle of Capri Casinos, Inc., 7.0%, 3/1/2014		374,000	329,120
Kabel Deutschland GmbH, 10.625%, 7/1/2014		445,000	466,138
Lamar Media Corp., Series C, 6.625%, 8/15/2015		450,000	387,000
Levi Strauss & Co., 8.625%, 4/1/2013	EUR	1,150,000	1,565,335
Macy's Retail Holdings, Inc.:
5.35%, 3/15/2012		1,515,000	1,485,832
8.875%, 7/15/2015		140,000	144,988
Mediacom Broadband LLC, 8.5%, 10/15/2015		545,000	517,750
MGM MIRAGE:
144A, 10.375%, 5/15/2014		545,000	584,512
144A, 11.125%, 11/15/2017		740,000	814,000
Michaels Stores, Inc., 10.0%, 11/1/2014		425,000	399,500
Neiman Marcus Group, Inc., 10.375%, 10/15/2015		1,085,000	781,200
Norcraft Holdings LP, 9.75%, 9/1/2012		1,830,000	1,738,500
Peermont Global Proprietary Ltd., 144A, 7.75%, 4/30/2014	EUR	625,000	699,287
Penske Automotive Group, Inc., 7.75%, 12/15/2016		1,345,000	1,143,250
Pinnacle Entertainment, Inc.:
7.5%, 6/15/2015		260,000	230,750
144A, 8.625%, 8/1/2017 (d)		555,000	555,000
8.75%, 10/1/2013		474,000	488,220
Quebecor Media, Inc., 7.75%, 3/15/2016		730,000	693,500
Quebecor World, Inc., 144A, 9.75%, 1/15/2015 **		565,000	50,850
Reader's Digest Association, Inc., 9.0%, 2/15/2017 **		500,000	30,000
Sabre Holdings Corp., 8.35%, 3/15/2016		625,000	437,500
Seminole Hard Rock Entertainment, Inc., 144A, 3.129% ***, 3/15/2014		820,000	615,000
Shingle Springs Tribal Gaming Authority, 144A, 9.375%, 6/15/2015		565,000	361,600
Simmons Co., Step-up Coupon, 0% to 12/15/2009, 10.0% to 12/15/2014		2,320,000	591,600
Sonic Automotive, Inc., Series B, 8.625%, 8/15/2013		680,000	537,200
Starwood Hotels & Resorts Worldwide, Inc., 7.875%, 10/15/2014		615,000	611,925
Travelport LLC:
5.293% ***, 9/1/2014		520,000	343,200
9.875%, 9/1/2014		105,000	85,575
Trump Entertainment Resorts, Inc., 8.5%, 6/1/2015 **		170,000	22,100
United Components, Inc., 9.375%, 6/15/2013		110,000	75,350
Unity Media GmbH:
144A, 8.75%, 2/15/2015	EUR	2,880,000	4,228,008
144A, 10.375%, 2/15/2015		430,000	449,350

UPC Holding BV:
144A, 7.75%, 1/15/2014	EUR	1,215,000	1,653,810
144A, 8.0%, 11/1/2016	EUR	595,000	754,767
Vertis, Inc., 13.5%, 4/1/2014 (PIK)		263,971	1,320
Videotron Ltd.:
6.875%, 1/15/2014		120,000	117,600
144A, 9.125%, 4/15/2018		735,000	762,562
WMG Acquisition Corp., 144A, 9.5%, 6/15/2016		615,000	651,900
Young Broadcasting, Inc., 8.75%, 1/15/2014 **		3,217,000	3,217

			43,819,177
Consumer Staples 3.3%
Alliance One International, Inc., 144A, 10.0%, 7/15/2016		880,000	866,800
Duane Reade, Inc., 144A, 11.75%, 8/1/2015 (d)		60,000	58,450
General Nutrition Centers, Inc., 6.404% ***, 3/15/2014 (PIK)		390,000	344,175
Great Atlantic & Pacific Tea Co., Inc., 144A, 11.375%, 8/1/2015		470,000	472,938
Ingles Markets, Inc., 144A, 8.875%, 5/15/2017		370,000	374,625
North Atlantic Trading Co., 144A, 10.0%, 3/1/2012		2,684,000	1,207,800
Rite Aid Corp., 7.5%, 3/1/2017		790,000	675,450
Smithfield Foods, Inc., 144A, 10.0%, 7/15/2014		715,000	745,387
SUPERVALU, Inc., 8.0%, 5/1/2016		980,000	972,650
Tyson Foods, Inc.:
7.85%, 4/1/2016		610,000	616,100
144A, 10.5%, 3/1/2014		645,000	715,950
Viskase Companies, Inc., 11.5%, 6/15/2011		3,620,000	2,896,000

			9,946,325
Energy 12.8%
Arch Coal, Inc., 144A, 8.75%, 8/1/2016		380,000	383,800
Atlas Energy Operating Co. LLC, 12.125%, 8/1/2017		555,000	584,137
Atlas Energy Resources LLC, 144A, 10.75%, 2/1/2018		1,395,000	1,401,975
Belden & Blake Corp., 8.75%, 7/15/2012		3,114,000	2,740,320
Berry Petroleum Co., 10.25%, 6/1/2014		670,000	700,150
Bill Barrett Corp., 9.875%, 7/15/2016		500,000	521,250
Bristow Group, Inc., 7.5%, 9/15/2017		785,000	733,975
Chaparral Energy, Inc., 8.5%, 12/1/2015		1,020,000	632,400
Chesapeake Energy Corp.:
6.25%, 1/15/2018		830,000	738,700
6.875%, 1/15/2016		2,879,000	2,706,260
7.25%, 12/15/2018		1,180,000	1,109,200
7.5%, 6/15/2014		295,000	291,313
9.5%, 2/15/2015		70,000	74,288
El Paso Corp.:
7.25%, 6/1/2018		790,000	767,365
8.25%, 2/15/2016		475,000	484,500
9.625%, 5/15/2012		460,000	477,275
EXCO Resources, Inc., 7.25%, 1/15/2011		915,000	896,700
Frontier Oil Corp.:
6.625%, 10/1/2011		490,000	492,450
8.5%, 9/15/2016		925,000	945,812
Holly Corp., 144A, 9.875%, 6/15/2017		665,000	658,350
KCS Energy, Inc., 7.125%, 4/1/2012		2,580,000	2,534,850
Linn Energy LLC, 144A, 11.75%, 5/15/2017		1,050,000	1,060,500
Mariner Energy, Inc.:
7.5%, 4/15/2013		560,000	532,000
8.0%, 5/15/2017		715,000	622,050
Newfield Exploration Co., 7.125%, 5/15/2018		2,155,000	2,095,737

OPTI Canada, Inc.:
7.875%, 12/15/2014		1,390,000	910,450
8.25%, 12/15/2014		1,725,000	1,138,500
Petrohawk Energy Corp.:
7.875%, 6/1/2015		350,000	339,500
9.125%, 7/15/2013		640,000	664,000
144A, 10.5%, 8/1/2014		395,000	422,650
Plains Exploration & Production Co.:
7.0%, 3/15/2017		590,000	559,025
7.625%, 6/1/2018		1,180,000	1,141,650
Quicksilver Resources, Inc.:
7.125%, 4/1/2016		1,345,000	1,129,800
11.75%, 1/1/2016		915,000	1,003,069
Regency Energy Partners LP:
8.375%, 12/15/2013		800,000	804,000
144A, 9.375%, 6/1/2016		1,215,000	1,239,300
Stallion Oilfield Services, 144A, 9.75%, 2/1/2015		385,000	138,600
Stone Energy Corp.:
6.75%, 12/15/2014		1,190,000	773,500
8.25%, 12/15/2011		1,870,000	1,589,500
Tesoro Corp., 6.5%, 6/1/2017		1,305,000	1,141,875
Whiting Petroleum Corp.:
7.25%, 5/1/2012		1,200,000	1,206,000
7.25%, 5/1/2013		160,000	160,000

			38,546,776
Financials 15.0%
Algoma Acquisition Corp., 144A, 9.875%, 6/15/2015		1,475,000	1,003,000
Ashton Woods USA LLC, 144A, Step-up Coupon, 0% to 6/30/2012, 11.0% to 6/30/2015		917,800	334,813
Bank of America NA, 6.1%, 6/15/2017		695,000	661,330
Buffalo Thunder Development Authority, 144A, 9.375%, 12/15/2014 **		345,000	50,888
Calpine Construction Finance Co., LP, 144A, 8.0%, 6/1/2016		920,000	924,600
Cirsa Capital Luxembourg SA, 144A, 7.875%, 7/15/2012	EUR	120,000	145,381
Citigroup, Inc., 5.0%, 9/15/2014		640,000	572,791
Codere Finance Luxembourg SA, 144A, 8.25%, 6/15/2015	EUR	50,000	52,380
Conproca SA de CV, REG S, 12.0%, 6/16/2010		1,416,690	1,491,066
Eaton Vance Corp., CDO II, Series C-X, 13.68%, 7/15/2012 **		3,237,348	0
Ford Motor Credit Co., LLC:
7.25%, 10/25/2011		5,360,000	5,032,901
7.375%, 2/1/2011		610,000	588,151
7.875%, 6/15/2010		920,000	906,455
9.875%, 8/10/2011		1,930,000	1,912,342
Fresenius US Finance II, Inc., 144A, 9.0%, 7/15/2015		645,000	696,600
GMAC, Inc.:
144A, 6.875%, 9/15/2011		3,674,000	3,389,265
144A, 7.25%, 3/2/2011		1,210,000	1,140,425
7.75%, 1/19/2010		385,000	380,551
144A, 7.75%, 1/19/2010		3,605,000	3,550,925
Harrahs Operating Escrow LLC, 144A, 11.25%, 6/1/2017		1,370,000	1,387,125
Hellas Telecommunications Finance, 144A, 8.996% ***, 7/15/2015 (PIK)	EUR	470,000	80,387
Hexion US Finance Corp., 9.75%, 11/15/2014		325,000	217,750
Inmarsat Finance II PLC, 10.375%, 11/15/2012		1,940,000	2,027,300
iPayment, Inc., 9.75%, 5/15/2014		645,000	377,325
New ASAT (Finance) Ltd., 9.25%, 2/1/2011 **		920,000	1,150
Nielsen Finance LLC, 11.5%, 5/1/2016		255,000	267,113
Orascom Telecom Finance SCA, 144A, 7.875%, 2/8/2014		975,000	826,312

Pinnacle Foods Finance LLC, 9.25%, 4/1/2015		25,000	23,750
Rainbow National Services LLC, 144A, 10.375%, 9/1/2014		143,000	149,435
Sprint Capital Corp.:
7.625%, 1/30/2011		2,045,000	2,060,337
8.375%, 3/15/2012		855,000	865,687
Toys R Us Property Co. I, LLC, 144A, 10.75%, 7/15/2017		640,000	656,000
Tropicana Entertainment LLC, 9.625%, 12/15/2014 **		1,790,000	8,950
UCI Holdco, Inc., 8.629% ***, 12/15/2013 (PIK)		914,782	228,696
Universal City Development Partners Ltd., 11.75%, 4/1/2010		2,930,000	2,915,350
Virgin Media Finance PLC:
8.75%, 4/15/2014	EUR	90,000	127,636
8.75%, 4/15/2014		2,740,000	2,767,400
Series 1, 9.5%, 8/15/2016		2,385,000	2,444,625
Wind Acquisition Finance SA:
144A, 9.75%, 12/1/2015	EUR	2,430,000	3,463,477
144A, 10.75%, 12/1/2015		130,000	137,800
144A, 11.75%, 7/15/2017		1,400,000	1,498,000

			45,365,469
Health Care 5.9%
Community Health Systems, Inc., 8.875%, 7/15/2015		4,015,000	4,135,450
HCA, Inc.:
144A, 7.875%, 2/15/2020 (d)		2,160,000	2,122,200
9.125%, 11/15/2014		895,000	921,850
9.25%, 11/15/2016		3,225,000	3,362,062
9.625%, 11/15/2016 (PIK)		1,283,000	1,337,527
HEALTHSOUTH Corp., 10.75%, 6/15/2016		455,000	476,613
IASIS Healthcare LLC, 8.75%, 6/15/2014		810,000	805,950
The Cooper Companies, Inc., 7.125%, 2/15/2015		1,145,000	1,076,300
Valeant Pharmaceuticals International, 144A, 8.375%, 6/15/2016		485,000	492,275
Vanguard Health Holding Co. I, LLC, Step-up Coupon, 0% to 10/1/2009, 11.25% to 10/1/2015		1,045,000	1,052,838
Vanguard Health Holding Co. II, LLC, 9.0%, 10/1/2014		1,845,000	1,845,000

			17,628,065
Industrials 7.7%
Actuant Corp., 6.875%, 6/15/2017		450,000	411,187
ARAMARK Corp., 8.5%, 2/1/2015		1,155,000	1,163,662
BE Aerospace, Inc., 8.5%, 7/1/2018		1,195,000	1,189,025
Belden, Inc.:
7.0%, 3/15/2017		585,000	514,800
144A, 9.25%, 6/15/2019		545,000	542,275
Bombardier, Inc.:
144A, 6.3%, 5/1/2014		415,000	383,875
144A, 6.75%, 5/1/2012		330,000	318,450
Browning-Ferris Industries, Inc., 7.4%, 9/15/2035		232,000	227,562
Cenveo Corp., 144A, 10.5%, 8/15/2016		580,000	481,400
Congoleum Corp., 8.625%, 8/1/2008 **		1,188,000	356,400
Corrections Corp. of America, 7.75%, 6/1/2017		245,000	245,613
Esco Corp.:
144A, 4.504% ***, 12/15/2013		560,000	470,400
144A, 8.625%, 12/15/2013		650,000	598,000
Great Lakes Dredge & Dock Co., 7.75%, 12/15/2013		460,000	400,200
K. Hovnanian Enterprises, Inc., 8.875%, 4/1/2012		695,000	451,750
Kansas City Southern de Mexico SA de CV:
7.375%, 6/1/2014		1,665,000	1,465,200
7.625%, 12/1/2013		1,520,000	1,368,000

9.375%, 5/1/2012	2,350,000	2,314,750
Kansas City Southern Railway Co., 8.0%, 6/1/2015	1,080,000	1,047,600
Mobile Mini, Inc., 9.75%, 8/1/2014	685,000	666,162
Navios Maritime Holdings, Inc., 9.5%, 12/15/2014	920,000	782,000
Owens Corning, Inc., 9.0%, 6/15/2019	365,000	378,167
R.H. Donnelley Corp., Series A-4, 8.875%, 10/15/2017 **	1,900,000	114,000
RailAmerica, Inc., 144A, 9.25%, 7/1/2017	605,000	623,150
RBS Global & Rexnord Corp., 9.5%, 8/1/2014	515,000	448,050
Titan International, Inc., 8.0%, 1/15/2012	1,975,000	1,817,000
TransDigm, Inc., 7.75%, 7/15/2014	345,000	338,963
United Rentals North America, Inc.:
6.5%, 2/15/2012 (b)	1,140,000	1,100,100
7.0%, 2/15/2014 (b)	1,540,000	1,270,500
144A, 10.875%, 6/15/2016	680,000	680,000
US Concrete, Inc., 8.375%, 4/1/2014	630,000	404,775
USG Corp., 144A, 9.75%, 8/1/2014	360,000	367,200
Vought Aircraft Industries, Inc., 8.0%, 7/15/2011	350,000	330,750

		23,270,966
Information Technology 3.0%
Advanced Micro Devices, Inc., 5.75%, 8/15/2012	590,000	434,388
Alcatel-Lucent USA, Inc., 6.45%, 3/15/2029	914,000	594,100
Jabil Circuit, Inc., 7.75%, 7/15/2016 (d)	235,000	225,936
L-3 Communications Corp.:
5.875%, 1/15/2015	1,645,000	1,558,637
Series B, 6.375%, 10/15/2015	395,000	379,200
7.625%, 6/15/2012	1,460,000	1,476,425
MasTec, Inc., 7.625%, 2/1/2017	805,000	716,450
Seagate Technology International, 144A, 10.0%, 5/1/2014	385,000	421,575
SunGard Data Systems, Inc., 10.25%, 8/15/2015	2,200,000	2,255,000
Unisys Corp., 144A, 12.75%, 10/15/2014	635,000	631,825
Vangent, Inc., 9.625%, 2/15/2015	455,000	404,950

		9,098,486
Materials 11.2%
Appleton Papers, Inc., Series B, 8.125%, 6/15/2011	325,000	229,938
ARCO Chemical Co., 9.8%, 2/1/2020 **	4,802,000	1,272,530
Ashland, Inc., 144A, 9.125%, 6/1/2017	665,000	701,575
Cascades, Inc., 7.25%, 2/15/2013	366,000	333,975
Clondalkin Acquisition BV, 144A, 2.629% ***, 12/15/2013	750,000	581,250
Compass Minerals International, Inc., 144A, 8.0%, 6/1/2019	670,000	659,950
CPG International I, Inc., 10.5%, 7/1/2013	1,500,000	1,065,000
Crown Americas LLC, 144A, 7.625%, 5/15/2017	250,000	254,375
Domtar Corp., 10.75%, 6/1/2017	605,000	614,075
Dow Chemical Co., 8.55%, 5/15/2019	615,000	674,713
Exopack Holding Corp., 11.25%, 2/1/2014	1,875,000	1,668,750
Freeport-McMoRan Copper & Gold, Inc.:
8.25%, 4/1/2015	775,000	819,562
8.375%, 4/1/2017	4,100,000	4,346,000
GEO Specialty Chemicals, Inc.:
144A, 7.5% ***, 3/31/2015 (PIK)	1,273,500	827,775
10.0%, 3/31/2015	1,260,800	819,520
Georgia-Pacific LLC:
144A, 7.125%, 1/15/2017	665,000	648,375
144A, 8.25%, 5/1/2016	985,000	1,019,475
9.5%, 12/1/2011	470,000	493,500
Graphic Packaging International, Inc., 144A, 9.5%, 6/15/2017	725,000	721,375

Greif, Inc., 144A, 7.75%, 8/1/2019		190,000	188,575
Hexcel Corp., 6.75%, 2/1/2015		2,370,000	2,233,725
Huntsman International LLC:
144A, 6.875%, 11/15/2013	EUR	1,395,000	1,580,693
7.375%, 1/1/2015		365,000	299,300
Innophos, Inc., 8.875%, 8/15/2014		265,000	251,750
Koppers Holdings, Inc., Step-up Coupon, 0% to 11/15/2009, 9.875% to 11/15/2014		1,945,000	1,799,125
Millar Western Forest Products Ltd., 7.75%, 11/15/2013		290,000	142,100
NewMarket Corp., 7.125%, 12/15/2016		1,390,000	1,292,700
NewPage Corp., 10.0%, 5/1/2012		1,095,000	487,275
Owens-Brockway Glass Container, Inc., 144A, 7.375%, 5/15/2016		1,275,000	1,262,250
Plastipak Holdings, Inc., 144A, 10.625%, 8/15/2019		125,000	127,500
Pliant Corp., 11.85%, 6/15/2009 **		5	4
Radnor Holdings Corp., 11.0%, 3/15/2010 **		290,000	377
Silgan Holdings, Inc., 144A, 7.25%, 8/15/2016		675,000	675,000
Solo Cup Co., 144A, 10.5%, 11/1/2013		715,000	752,537
Teck Resources Ltd.:
144A, 9.75%, 5/15/2014		610,000	678,625
144A, 10.25%, 5/15/2016		615,000	696,487
144A, 10.75%, 5/15/2019		1,525,000	1,774,719
Terra Capital, Inc., Series B, 7.0%, 2/1/2017		1,230,000	1,150,050
Wolverine Tube, Inc., 15.0%, 3/31/2012 (PIK)		980,000	835,450

			33,979,955
Telecommunication Services 9.0%
BCM Ireland Preferred Equity Ltd., 144A, 8.281% ***, 2/15/2017 (PIK)	EUR	741,368	260,429
CC Holdings GS V, LLC, 144A, 7.75%, 5/1/2017		635,000	647,700
Centennial Communications Corp., 10.0%, 1/1/2013		430,000	442,900
Cincinnati Bell, Inc.:
7.25%, 7/15/2013		1,619,000	1,572,454
8.375%, 1/15/2014		658,000	651,420
Cricket Communications, Inc.:
9.375%, 11/1/2014		2,730,000	2,770,950
10.0%, 7/15/2015		465,000	480,112
Crown Castle International Corp., 9.0%, 1/15/2015		1,200,000	1,267,500
Grupo Iusacell Celular SA de CV, 10.0%, 3/31/2012 **		272,326	155,226
Hellas Telecommunications Luxembourg V, 144A, 4.496% ***, 10/15/2012	EUR	560,000	562,708
Hughes Network Systems LLC, 144A, 9.5%, 4/15/2014		1,580,000	1,580,000
Intelsat Corp.:
9.25%, 8/15/2014		235,000	237,938
9.25%, 6/15/2016		2,760,000	2,787,600
Intelsat Jackson Holdings Ltd., 11.25%, 6/15/2016		670,000	713,550
Intelsat Subsidiary Holding Co., Ltd.:
8.875%, 1/15/2015		1,410,000	1,424,100
Series B, 144A, 8.875%, 1/15/2015		235,000	237,350
iPCS, Inc., 3.153% ***, 5/1/2013		290,000	242,150
MetroPCS Wireless, Inc.:
9.25%, 11/1/2014		2,785,000	2,882,475
144A, 9.25%, 11/1/2014		780,000	807,300
Millicom International Cellular SA, 10.0%, 12/1/2013		2,420,000	2,516,800
Qwest Corp.:
144A, 8.375%, 5/1/2016		420,000	430,500
8.875%, 3/15/2012		345,000	357,938
SBA Telecommunications, Inc.:
144A, 8.0%, 8/15/2016		195,000	196,950
144A, 8.25%, 8/15/2019		260,000	263,900
Stratos Global Corp., 9.875%, 2/15/2013		450,000	454,500

Telesat Canada, 144A, 11.0%, 11/1/2015	2,515,000	2,603,025
Windstream Corp.:
7.0%, 3/15/2019	690,000	641,700
8.625%, 8/1/2016	115,000	116,725

		27,305,900
Utilities 7.4%
AES Corp.:
8.0%, 10/15/2017	595,000	583,100
8.0%, 6/1/2020	855,000	816,525
144A, 8.75%, 5/15/2013	4,020,000	4,100,400
Allegheny Energy Supply Co., LLC, 144A, 8.25%, 4/15/2012	1,919,000	2,051,822
Energy Future Holdings Corp.:
10.875%, 11/1/2017	865,000	750,388
11.25%, 11/1/2017 (PIK)	350,000	259,000
IPALCO Enterprises, Inc., 144A, 7.25%, 4/1/2016	535,000	525,638
Knight, Inc., 6.5%, 9/1/2012	1,040,000	1,050,400
Mirant Americas Generation LLC, 8.3%, 5/1/2011	2,195,000	2,230,669
Mirant North America LLC, 7.375%, 12/31/2013	420,000	414,750
NRG Energy, Inc.:
7.25%, 2/1/2014	1,345,000	1,321,462
7.375%, 2/1/2016	1,195,000	1,156,162
7.375%, 1/15/2017	3,265,000	3,150,725
8.5%, 6/15/2019	840,000	826,350
NV Energy, Inc.:
6.75%, 8/15/2017	1,345,000	1,245,185
8.625%, 3/15/2014	249,000	252,778
Orion Power Holdings, Inc., 12.0%, 5/1/2010	660,000	683,100
Texas Competitive Electric Holdings Co., LLC, Series A, 10.25%, 11/1/2015	1,185,000	930,225

		22,348,679

Total Corporate Bonds (Cost $296,731,610)		271,309,798
Loan Participations and Assignments 6.6%
Senior Loans ***
Alliance Mortgage Cycle Loan, Term Loan A, Prime plus 6.25%, 10.0%, 6/1/2010 **	700,000	0
Buffets, Inc.:
Letter of Credit, Term Loan B, LIBOR plus 7.25%, 7.848%, 5/1/2013	111,988	52,914
Incremental Term Loan, LIBOR (3% floor) plus 15.0%, 15.285%, 4/30/2012	310,188	300,107
Second Lien Term Loan, LIBOR plus 1.0%, plus 16.25% (PIK), 19.121%, 5/1/2013	526,071	241,993
Charter Communications Operating LLC:
Term Loan, Prime plus 3.0%, 6.25%, 3/6/2014	4,071,182	3,742,190
Term Loan, Prime plus 6.0%, 9.25%, 3/6/2014	1,937,241	1,939,663
Essar Steel Algoma, Inc., Term Loan B, LIBOR plus 2.5%, 2.79%, 6/20/2013	455,057	378,835
Ford Motor Co., Term Loan, LIBOR plus 3.0%, 3.51%, 12/16/2013	1,640,000	1,398,002
Golden Nugget, Inc., Second Lien Term Loan, LIBOR plus 3.25%, 3.54%, 12/31/2014	665,000	289,275
Hawker Beechcraft Acquisition Co., LLC:
Letter of Credit, LIBOR plus 2.1%, 2.598%, 3/26/2014	67,358	47,035
Term Loan, LIBOR plus 2.0%, 2.598%, 3/26/2014	1,879,885	1,312,686
Hexion Specialty Chemicals, Inc.:
Term Loan C1, LIBOR plus 2.25%, 2.875%, 5/6/2013	2,334,506	1,753,797
Term Loan C2, LIBOR plus 2.25%, 2.875%, 5/6/2013	563,105	423,033
IASIS Healthcare LLC, Term Loan, LIBOR plus 5.25%, 5.738%, 6/13/2014 (PIK)	811,617	651,323
Nuveen Investments, Inc., Term Loan, LIBOR plus 3.0%, 3.488%, 11/13/2014	610,000	497,912
Sabre, Inc., Term Loan B, LIBOR plus 2.25%, 2.741%, 9/30/2014	549,071	437,821
Sbarro, Inc., Term Loan, LIBOR plus 4.5%, 4.785%, 1/31/2014	493,000	405,081
Texas Competitive Electric Holdings Co., LLC:

Term Loan B2, LIBOR plus 3.5%, 3.802%, 10/10/2014	2,149,541	1,669,710
Term Loan B3, LIBOR plus 3.5%, 3.802%, 10/10/2014	5,118,825	3,960,128
Tribune Co., Term Loan B, Prime plus 2.0%, 5.25%, 6/4/2014 **	1,115,875	463,959

Total Loan Participations and Assignments (Cost $23,265,863)		19,965,464
Preferred Securities 0.3%
Financials 0.1%
Xerox Capital Trust I, 8.0%, 2/1/2027	430,000	360,800
Materials 0.2%
Hercules, Inc., 6.5%, 6/30/2029	1,219,000	664,355

Total Preferred Securities (Cost $1,127,327)		1,025,155
	Shares	Value ($)

Common Stocks 0.8%
Consumer Discretionary 0.3%
Ameristar Casinos, Inc.	20,700	386,883
Buffets Restaurants Holdings, Inc.*	24,283	30,354
Mediacom Communications Corp. "A"*	25,000	119,750
Pinnacle Entertainment, Inc.*	31,000	310,930
Vertis Holdings, Inc.*	12,403	0

		847,917
Consumer Staples 0.1%
Tyson Foods, Inc. "A"	15,000	171,450
Energy 0.1%
Williams Companies, Inc.	27,335	456,221
Materials 0.2%
Freeport-McMoRan Copper & Gold, Inc.	6,000	361,800
GEO Specialty Chemicals, Inc.*	18,710	15,903
GEO Specialty Chemicals, Inc. 144A*	1,703	1,448
Koppers Holdings, Inc.	4,500	125,595

		504,746
Utilities 0.1%
Mirant Corp.*	25,755	465,135

Total Common Stocks (Cost $2,546,227)		2,445,469
Convertible Preferred Stocks 0.0%
Consumer Discretionary
ION Media Networks, Inc.:
144A, 12.0%*	40,003	0
Series AI, 12.0%*	40,000	0

Total Convertible Preferred Stocks (Cost $52,522)		0
Warrants 0.0%
Financials 0.0%
New ASAT (Finance) Ltd.,, Expiration Date 2/1/2011*	182,000	13,128
Materials 0.0%
Ashland, Inc., Expiration Date 3/31/2029*	1,219	0

Total Warrants (Cost $250,744)		13,128

Securities Lending Collateral 1.0%
Daily Assets Fund Institutional, 0.39% (e) (f) (Cost $2,960,000)					2,960,000	2,960,000
Cash Equivalents 2.5%
Cash Management QP Trust, 0.27% (e) (Cost $7,410,934)					7,410,934	7,410,934
					% of Net Assets	Value ($)

Total Investment Portfolio (Cost $334,345,227) †					101.0	305,129,948
Other Assets and Liabilities, Net					(1.0)	(2,880,847)

Net Assets					100.0	302,249,101

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*						Non-income producing security.
**						Non-income producing security. Issuer has defaulted on the payment of principal or interest or has filed for bankruptcy. The following table represents bonds and senior loans that are in default:
Security	Coupon	Maturity Date	Principal Amount		Acquisition Cost ($)	Value ($)
Alliance Mortgage Cycle Loan	8.748%	6/1/2010	700,000	USD	708,969	0
ARCO Chemical Co.	9.8%	2/1/2020	4,802,000	USD	5,219,109	1,272,530
Buffalo Thunder Development Authority	9.375%	12/15/2014	345,000	USD	345,294	50,888
CanWest MediaWorks LP	9.25%	8/1/2015	575,000	USD	575,000	74,750
Congoleum Corp.	8.625%	8/1/2008	1,188,000	USD	1,048,695	356,400
Eaton Vance Corp., CDO II	13.68%	7/15/2012	3,237,348	USD	2,037,287	0
Fontainebleau Las Vegas Holdings LLC	11.0%	6/15/2015	735,000	USD	737,588	22,050
Grupo Iusacell Celular SA de CV	10.0%	3/31/3012	272,326	USD	259,144	155,226
Idearc, Inc.	8.0%	11/15/2016	1,470,000	USD	1,409,475	64,313
New ASAT (Finance) Ltd.	9.25%	2/1/2011	920,000	USD	798,056	1,150
Pliant Corp.	11.85%	6/15/2009	5	USD	6	4
Quebecor World, Inc.	9.75%	1/15/2015	565,000	USD	565,000	50,850
Reader's Digest Association, Inc.	9.0%	2/15/2017	500,000	USD	500,000	30,000
R.H. Donnelley Corp.	8.875%	10/15/2017	1,900,000	USD	1,838,301	114,000
Radnor Holdings Corp.	11.0%	3/15/2010	290,000	USD	186,538	377
Tribune Co.	5.25%	6/4/2014	1,115,875	USD	1,115,178	463,959
Tropicana Entertainment LLC	9.625%	12/15/2014	1,790,000	USD	1,346,099	8,950
Trump Entertainment Resorts, Inc.	8.5%	6/1/2015	170,000	USD	165,325	22,100
Young Broadcasting, Inc.	8.75%	1/15/2014	3,217,000	USD	2,798,393	3,217
					21,653,457	2,690,764

***

Floating rate notes are securities whose yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate. These securities are shown at their current rate as of July 31, 2009.

†

The cost for federal income tax purposes was $334,674,245. At July 31, 2009, net unrealized depreciation for all securities based on tax cost was $29,544,297. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $11,656,001 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $41,200,298.

(a)						Principal amount stated in US dollars unless otherwise noted.
(b)						All or a portion of these securities were on loan. The value of all securities loaned at July 31, 2009 amounted to $2,820,000 which is 0.9% of net assets.
(c)						Security has deferred its 6/15/2008, 12/15/2008 and 6/15/2009 interest payments until 12/31/2009.

(d)	When-issued security.
(e)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(f)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

CDO: Collateralized Debt Obligation
LIBOR: Represents the London InterBank Offered Rate.
PIK: Denotes that all or a portion of the income is paid in kind.
Prime: Interest rate charged by banks to their most credit worthy customers.

REG S: Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, US persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

As of July 31, 2009, the Fund had the following open forward foreign currency exchange contracts:
Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Depreciation ($)

EUR	9,607,100	USD	13,398,350	8/25/2009	(295,444)
EUR	285,600	USD	405,929	8/25/2009	(1,160)
EUR	85,700	USD	121,946	8/25/2009	(210)
EUR	535,600	USD	758,645	8/25/2009	(4,790)
EUR	111,800	USD	157,195	8/25/2009	(2,162)
Total unrealized depreciation					(303,766)

Currency Abbreviations
EUR	Euro		USD	United States Dollar

Fair Value Measurements

Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements”, as amended, establishes a three-tier hierarchy for measuring fair value and requires additional disclosure about the classification of fair value measurements.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of July 31, 2009 in valuing the Fund's investments:

	Level 1	Level 2	Level 3	Total
Assets
Fixed Income(g)
Corporate Bonds	$ —	$ 268,971,290	$ 2,338,508	$ 271,309,798
Loan Participations and Assignments	—	18,297,259	1,668,205	19,965,464
Preferred Securities	—	1,025,155	—	1,025,155
Common Stocks
Consumer Discretionary	817,563	30,354	—	847,917
Consumer Staples	171,450	—	—	171,450
Energy	456,221	—	—	456,221
Materials	487,395	—	17,351	504,746
Utilities	465,135	—	—	465,135
Convertible Preferred Stocks(g)	—	0	—	0
Warrants(g)	—	—	13,128	13,128
Short-Term Investments(g)	2,960,000	7,410,934	—	10,370,934
Total	$ 5,357,764	$ 295,734,992	$ 4,037,192	$ 305,129,948

Liabilities
Derivatives(h)	$ —	$ (303,766)	$ —	$ (303,766)
Total	$ —	$ (303,766)	$ —	$ (303,766)
(g)	See Investment Portfolio for additional detailed categorizations.
(h)	Derivatives include unrealized appreciation (depreciation) on forward foreign currency exchange contracts.

The following is a reconciliation of the Fund's Level 3 investments for which significant unobservable inputs were used in determining value:

	Corporate Bonds	Loan Participations and Assignments	Other Investments	Common Stocks	Warrants	Total
Balance as of October 31, 2008	$ 447,520	$ 0	$ 804,540	$ 17,351	$ 20,475	$ 1,289,886
Total realized gain (loss)	(63,300)	593	—	—	—	(62,707)
Change in unrealized appreciation (depreciation)	(762,187)	(203,380)	119,772	—	(246,630)	(1,092,425)
Amortization premium/discount	13,087	7,979	2,639	—	—	23,705
Net purchases (sales)	1,967,819	1,225,595	(926,951)	—	239,283	2,505,746
Net transfers in (out) of Level 3	735,569	637,418	—	—	—	1,372,987
Balance as of July 31, 2009	$ 2,338,508	$ 1,668,205	$ —	$ 17,351	$ 13,128	$ 4,037,192
Net change in unrealized appreciation (depreciation) from investments still held at July 31, 2009	$(1,066,015)	$ (203,380)	$ —	$ —	$(246,630)	$(1,515,275)

Derivative Instruments and Hedging Activities

Financial Accounting Standards Board Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities,” requires enhanced disclosure about an entity’s derivative and hedging activities.

The following is a summary of the unrealized appreciation (depreciation) of the Fund's derivative instruments categorized by risk exposure as of July 31, 2009. Please see below for information on the Fund’s policy regarding the objectives and strategies for using futures.

Primary Underlying Risk Disclosure	Forward Currency Contracts
Foreign Exchange Contracts	$ (303,766)

Forward Foreign Currency Exchange Contracts. The Fund is subject to foreign exchange rate risk in its securities denominated in foreign currencies. Changes in exchange rates between foreign currencies and the US dollar may affect the US dollar value of foreign securities or the income or gains received on these securities. To reduce the effect of currency fluctuations, the Fund may enter into forward foreign currency exchange contracts. Certain risks may arise upon entering into forward currency contracts from the potential inability of counterparties to meet the terms of their contracts. The maximum counterparty credit risk to the Fund is measured by the current value of the forward currency contract, to the extent that this amount is beneficial to the fund.

ITEM 2.	CONTROLS AND PROCEDURES

(a)          The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)         There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS High Income Plus Fund, a series of DWS Advisor Funds

By:	/s/Michael G. Clark Michael G. Clark President

Date:	September 23, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS High Income Plus Fund, a series of DWS Advisor Funds

By:	/s/Michael G. Clark Michael G. Clark President

Date:	September 23, 2009

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	September 23, 2009